SEGMENT REPORTING - Reportable Segments (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of operating segments [line items]
Number of operating segments | segment	5
Number of reportable segments | segment	5
Disclosure of operating segments [abstract]
Revenue	$ 76,571	$ 53,270	$ 70,615
Operating income (loss)	16,976	2,110	(627)
Depreciation and amortization	(2,523)	(2,960)	(3,067)
Impairment	(218)	(133)	1,927
Capital expenditures	3,008	2,439	3,572
Reconciliation From Operating Income [Abstract]
Operating income/(loss)	16,976	2,110	(627)
Income from investments in associates and joint ventures	2,204	234	347
Financing costs - net	(1,155)	(1,256)	(1,652)
Income (loss) before taxes	18,025	1,088	(1,932)
Income tax expense	2,460	1,666	459
Net income (loss) (including non-controlling interests)	15,565	(578)	(2,391)
Operating segments | NAFTA
Disclosure of operating segments [abstract]
Revenue	12,492	13,438	18,590
Operating income (loss)	2,800	1,684	(1,144)
Depreciation and amortization	(325)	(537)	(638)
Impairment	0	(660)	1,300
Capital expenditures	369	527	828
Reconciliation From Operating Income [Abstract]
Operating income/(loss)	2,800	1,684	(1,144)
Operating segments | Brazil and neighboring countries ("Brazil")
Disclosure of operating segments [abstract]
Revenue	10,830	5,613	6,980
Operating income (loss)	3,798	777	853
Depreciation and amortization	(228)	(228)	(277)
Impairment	0	0	0
Capital expenditures	412	217	360
Reconciliation From Operating Income [Abstract]
Operating income/(loss)	3,798	777	853
Operating segments | Europe
Disclosure of operating segments [abstract]
Revenue	43,200	27,989	37,487
Operating income (loss)	5,672	(1,439)	(1,101)
Depreciation and amortization	(1,252)	(1,418)	(1,261)
Impairment	(218)	527	525
Capital expenditures	1,282	1,040	1,355
Reconciliation From Operating Income [Abstract]
Operating income/(loss)	5,672	(1,439)	(1,101)
Operating segments | Africa and Commonwealth of Independent States ("ACIS")
Disclosure of operating segments [abstract]
Revenue	8,392	5,034	6,506
Operating income (loss)	2,705	209	31
Depreciation and amortization	(450)	(492)	(499)
Impairment	0	0	102
Capital expenditures	619	476	673
Reconciliation From Operating Income [Abstract]
Operating income/(loss)	2,705	209	31
Operating segments | Mining
Disclosure of operating segments [abstract]
Revenue	1,640	1,185	981
Operating income (loss)	2,371	1,247	1,026
Depreciation and amortization	(228)	(243)	(237)
Impairment	0	0	0
Capital expenditures	302	140	185
Reconciliation From Operating Income [Abstract]
Operating income/(loss)	2,371	1,247	1,026
Operating segments | All other segments
Disclosure of operating segments [abstract]
Revenue	17	11	71
Operating income (loss)	(228)	(268)	(285)
Depreciation and amortization	(40)	(42)	(155)
Impairment	0	0	0
Capital expenditures	24	39	171
Reconciliation From Operating Income [Abstract]
Operating income/(loss)	(228)	(268)	(285)
Intersegment sales
Disclosure of operating segments [abstract]
Revenue	(6,082)	(3,351)	(4,063)
Operating income (loss)	(142)	(100)	(7)
Depreciation and amortization	0	0	0
Impairment	0	0	0
Capital expenditures	0	0	0
Reconciliation From Operating Income [Abstract]
Operating income/(loss)	(142)	(100)	(7)
Intersegment sales | NAFTA
Disclosure of operating segments [abstract]
Revenue	38	230	116
Intersegment sales | Brazil and neighboring countries ("Brazil")
Disclosure of operating segments [abstract]
Revenue	2,026	723	1,186
Intersegment sales | Europe
Disclosure of operating segments [abstract]
Revenue	134	82	234
Intersegment sales | Africa and Commonwealth of Independent States ("ACIS")
Disclosure of operating segments [abstract]
Revenue	1,462	703	491
Intersegment sales | Mining
Disclosure of operating segments [abstract]
Revenue	2,405	1,600	1,683
Intersegment sales | All other segments
Disclosure of operating segments [abstract]
Revenue	$ 17	$ 13	$ 353